Taxation - Schedule of Effective Income Tax Rate (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Effective Income Tax Rate Reconciliation Foreign Corporate Tax Rate	25.00%	25.00%	23.50%
Foreign income taxed at different rates		(57.00%)	(31.80%)
Pillar II taxes		10.10%	0.00%
Movement in uncertain tax positions		(21.90%)	(3.40%)
Impact of gains and losses on derivative instruments		(7.30%)	0.00%
Non-deductible share based compensation, Percentage	(0.90%)
Legal fees in respect of litigation, Percentage	(13.70%)
Changes in Unrecognised Tax Benefits, Percentage	2.80%
Enacted changes in tax laws and rates, Percentage		(1.10%)	4.50%
Expenses not deductible for tax purposes		46.10%	9.50%
Tax effect of short fall on share-based compensation		22.90%	22.30%
Gains and losses not subject to income tax		0.00%	(1.50%)
Withholding tax on unremitted earnings		11.40%	8.70%
Movement in deferred tax not recognized		20.20%	131.90%
Movement in tax losses not recognized		(32.70%)	(7.00%)
Changes in respect of prior periods		(74.30%)	41.60%
Other Adjustments, Percentage		0.60%	0.10%
Tax expense / (benefit) / Effective tax rate, Percentage	(153.30%)	(58.00%)	198.40%
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Income Tax Reconciliation Foreign Corporate Tax Rate	$ (18,015)
Non-deductible share based compensation, Amount	617
Legal fees in respect of litigation, Amount	9,837
Changes in Unrecognized Tax Benefits	(2,008)
Tax expense / (benefit) / Effective tax rate, Amount	$ 110,446	$ (8,136)	$ 40,840
Foreign [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Changes in Valuation Allowance, Percentage	(51.10%)
Other tax adjustments, Percentage	0.80%
Other foreign jurisdictions, Percentage	1.90%
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Changes in Valuation Allowance, Amount	$ 36,811
Other tax adjustments, Amount	(546)
Other foreign jurisdictions, Amount	$ (1,368)
Foreign [Member] | United States [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
United Kingdom corporate tax rate, Percentage	(19.80%)
Foreign income taxed at different rates	1.80%
Changes in Valuation Allowance, Percentage	(107.30%)
Effective Income Tax Rate Reconciliation, BEAT, Percent	(3.50%)
Non-deductible share based compensation, Percentage	(1.00%)
Other tax adjustments, Percentage	1.20%
Personnel related costs, Percentage	(1.90%)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
United Kingdom corporate tax rate, Amount	$ 14,233
Tax rate differential, Amount	(1,272)
Changes in Valuation Allowance, Amount	77,317
Effective Income Tax Rate Reconciliation, BEAT, Amount	2,544
Non-deductible share based compensation, Amount	700
Other tax adjustments, Amount	(878)
Personnel related costs	$ 1,392
Foreign [Member] | Canada [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign income taxed at different rates	(5.10%)
Changes in Valuation Allowance, Percentage	9.70%
Provincial taxes, Percentage	5.60%
Other Adjustments, Percentage	(0.00%)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential, Amount	$ 3,663
Changes in Valuation Allowance, Amount	(6,982)
Provincial taxes, Amount	(4,054)
Other tax adjustments, Amount	$ 6
Foreign [Member] | Ireland [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign income taxed at different rates	6.10%
Additional taxes on passive income, Percentage	(1.20%)
Pillar II taxes, Percentage	(0.40%)
Other Adjustments, Percentage	(0.20%)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential, Amount	$ (4,427)
Additional taxes on passive income, Amount	895
Pillar II taxes, Amount	269
Other tax adjustments, Amount	$ 119
Foreign [Member] | Bulgaria [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign income taxed at different rates	2.80%
Pillar II taxes, Percentage	(0.80%)
Other Adjustments, Percentage	(0.60%)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential, Amount	$ (2,036)
Pillar II taxes, Amount	586
Other tax adjustments, Amount	$ 450
Foreign [Member] | Peru [Member]
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Foreign income taxed at different rates	(1.10%)
Withholding tax on dividend distributions, Percentage	(1.20%)
Other Adjustments, Percentage	(1.30%)
Income Tax Expense (Benefit), Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax rate differential, Amount	$ 791
Withholding tax on dividend distributions, Amount	900
Other tax adjustments, Amount	$ 902